Derivative financial instruments and hedge accounting - Effects recognized in other operating profit (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ (1,736)	€ 903	€ (766)
Derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	(1,736)	903	(766)
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	275	(51)	(1)
Other derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ (2,011)	€ 954	€ (765)